Schedule I - Financial Information of Registrant Sch1-BALANCE SHEET Additional Information (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Share capital, shares outstanding (in shares)	112,342,989	86,511,713
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Parent [Member]
Share capital, shares outstanding (in shares)	112,342,989	86,511,713
Common Stock, Par or Stated Value Per Share	$ 1	$ 1